Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities

Note 6	Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1:    Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2:    Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3:    Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs. The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.
In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term:  Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets:  Comprise actively traded mutual funds that have daily quoted net asset values that are readily determinable for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock:  The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•	Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including interest rate swaps, foreign currency swaps, total return swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, implied volatilities, index price levels, currency rates, and credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal:  Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable and municipal bonds in default valued based on the present value of expected cash flows.
Corporate - public and Corporate - privately placed:  Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other, and CMBS:  Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities:  The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•	Short-term: For certain short-term investments, amortized cost is used as the best estimate of fair value.

•
Other investments:  Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell.
Investments excluded from the fair value hierarchy
Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2018, the Company has commitments to invest $689 million in these limited partnership interests.

Assets and liabilities measured at fair value
	As of December 31, 2018
($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$5,085	$432	$—		$5,517
Municipal	—	9,099	70		9,169
Corporate - public	—	29,200	70		29,270
Corporate - privately placed	—	10,776	90		10,866
Foreign government	—	747	—		747
ABS - CDO	—	263	6		269
ABS - consumer and other	—	713	63		776
RMBS	—	464	—		464
CMBS	—	44	26		70
Redeemable preferred stock	—	22	—		22
Total fixed income securities	5,085	51,760	325		57,170
Equity securities	4,364	331	341		5,036
Short-term investments	1,338	1,659	30		3,027
Other investments: Free-standing derivatives	—	139	1	(23)	117
Separate account assets	2,805	—	—		2,805
Other assets	2	—	—		2
Total recurring basis assets	$13,594	$53,889	$697	$(23)	$68,157
% of total assets at fair value	19.9%	79.1%	1.0%	—%	100.0%

Investments reported at NAV					1,779
Total					$69,936

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(224)		$(224)
Other liabilities: Free-standing derivatives	(1)	(62)	—	$6	(57)
Total recurring basis liabilities	$(1)	$(62)	$(224)	$6	$(281)
% of total liabilities at fair value	0.3%	22.1%	79.7%	(2.1)%	100.0%

Assets and liabilities measured at fair value
	As of December 31, 2017
($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$3,079	$537	$—		$3,616
Municipal	—	8,227	101		8,328
Corporate - public	—	31,963	108		32,071
Corporate - privately placed	—	11,731	224		11,955
Foreign government	—	1,021	—		1,021
ABS - CDO	—	480	99		579
ABS - consumer and other	—	645	48		693
RMBS	—	578	—		578
CMBS	—	102	26		128
Redeemable preferred stock	—	23	—		23
Total fixed income securities	3,079	55,307	606		58,992
Equity securities	6,032	379	210		6,621
Short-term investments	264	1,660	20		1,944
Other investments: Free-standing derivatives	—	132	1	(6)	127
Separate account assets	3,444	—	—		3,444
Total recurring basis assets	12,819	57,478	837	(6)	71,128
Non-recurring basis (1)	—	—	3		3
Total assets at fair value	$12,819	$57,478	$840	$(6)	$71,131
% of total assets at fair value	18.0%	80.8%	1.2%	—%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(286)		$(286)
Other liabilities: Free-standing derivatives	(1)	(83)	—	$14	(70)
Total recurring basis liabilities	$(1)	$(83)	$(286)	$14	$(356)
% of total liabilities at fair value	0.3%	23.3%	80.3%	(3.9)%	100.0%

(1)	Includes $3 million of limited partnership interests written-down to fair value in connection with recognizing OTTI losses.

Quantitative information about the significant unobservable inputs used in Level 3 fair value measurements
($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2018
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(185)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%

December 31, 2017
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(252)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2018 and 2017, Level 3 fair value measurements of fixed income securities total $325 million and $606 million, respectively, and include $105 million and $271 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable and $44 million and $58 million, respectively, of municipal fixed income securities that are not rated by third party credit rating agencies. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value, and an increase (decrease) in the credit rating of municipal bonds that are not rated by third party credit rating agencies would result in a higher (lower) fair value.

Rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018
	Balance as of December 31, 2017	Total gains (losses) included in:		Transfers into Level 3	Transfers out of Level 3
($ in millions)		Net income (1)	OCI
Assets
Fixed income securities:
Municipal	$101	$1	$(2)	$—	$(26)
Corporate - public	108	—	(3)	17	(21)
Corporate - privately placed	224	(1)	(3)	20	(119)
ABS - CDO	99	—	1	20	(109)
ABS - consumer and other	48	—	1	22	(50)
CMBS	26	—	—	—	—
Total fixed income securities	606	—	(6)	79	(325)
Equity securities	210	37	—	—	—
Short-term investments	20	—	—	—	—
Free-standing derivatives, net	1	—	—	—	—
Total recurring Level 3 assets	$837	$37	$(6)	$79	$(325)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(286)	$58	$—	$—	$—
Total recurring Level 3 liabilities	$(286)	$58	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$10	$(8)	$—	$(6)	$70
Corporate - public	10	(38)	—	(3)	70
Corporate - privately placed	22	(5)	—	(48)	90
ABS - CDO	—	—	—	(5)	6
ABS - consumer and other	160	(97)	—	(21)	63
CMBS	1	—	—	(1)	26
Total fixed income securities	203	(148)	—	(84)	325
Equity securities	109	(15)	—	—	341
Short-term investments	55	(45)	—	—	30
Free-standing derivatives, net	—	—	—	—	1	(2)
Total recurring Level 3 assets	$367	$(208)	$—	$(84)	$697
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(224)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(224)

(1)
The effect to net income totals $95 million and is reported in the Consolidated Statements of Operations as follows: $37 million in realized capital gains and losses, $63 million in interest credited to contractholder funds and $(5) million in life contract benefits.

(2)	Comprises $1 million of assets.

Rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2017
	Balance as of December 31, 2016	Total gains (losses) included in:		Transfers into Level 3	Transfers out of Level 3
($ in millions)		Net income (1)	OCI
Assets
Fixed income securities:
Municipal	125	(1)	7	—	(6)
Corporate - public	78	—	—	4	(30)
Corporate - privately placed	263	8	(2)	30	(49)
ABS - CDO	27	—	6	60	(190)
ABS - consumer and other	42	—	—	—	(90)
RMBS	1	—	—	—	—
CMBS	22	—	—	—	—
Total fixed income securities	558	7	11	94	(365)
Equity securities	163	13	4	—	(4)
Short-term investments	15	—	—	—	—
Free-standing derivatives, net	(2)	3	—	—	—
Other assets	1	(1)	—	—	—
Total recurring Level 3 assets	$735	$22	$15	$94	$(369)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(290)	$—	$—	$—	$—
Total recurring Level 3 liabilities	$(290)	$—	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	8	(29)	—	(3)	101
Corporate - public	60	—	—	(4)	108
Corporate - privately placed	44	(30)	—	(40)	224
ABS - CDO	219	—	—	(23)	99
ABS - consumer and other	103	—	—	(7)	48
RMBS	—	—	—	(1)	—
CMBS	6	—	—	(2)	26
Total fixed income securities	440	(59)	—	(80)	606
Equity securities	48	(14)	—	—	210
Short-term investments	45	(40)	—	—	20
Free-standing derivatives, net	—	—	—	—	1	(2)
Other assets	—	—	—	—	—
Total recurring Level 3 assets	$533	$(113)	$—	$(80)	$837
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(286)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(286)

(1)
The effect to net income totals $22 million and is reported in the Consolidated Statements of Operations as follows: $4 million in realized capital gains and losses, $19 million in net investment income, $(10) million in interest credited to contractholder funds and $9 million in life contract benefits.

(2)	Comprises $1 million of assets.

Rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2016
		Total gains (losses) included in:
($ in millions)	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
U.S. government and agencies	$5	$—	$—	$—	$(4)
Municipal	161	12	(10)	6	(23)
Corporate - public	46	—	—	41	(43)
Corporate - privately placed	502	15	18	16	(398)
ABS - CDO	61	1	6	10	(43)
ABS - consumer and other	50	—	(3)	3	(35)
RMBS	1	1	—	—	—
CMBS	20	—	—	—	(1)
Total fixed income securities	846	29	11	76	(547)
Equity securities	133	(32)	12	—	(12)
Short-term investments	—	—	—	—	—
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$973	$3	$23	$76	$(559)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$5	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$5	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
U.S. government and agencies	$—	$—	$—	$(1)	$—
Municipal	22	(40)	—	(3)	125
Corporate - public	47	(11)	—	(2)	78
Corporate - privately placed	181	(15)	—	(56)	263
ABS - CDO	40	(3)	—	(45)	27
ABS - consumer and other	35	(5)	—	(3)	42
RMBS	—	(1)	—	—	1
CMBS	5	—	—	(2)	22
Total fixed income securities	330	(75)	—	(112)	558
Equity securities	65	(4)	—	1	163
Short-term investments	15	—	—	—	15
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$410	$(79)	$—	$(112)	$735
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(290)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(290)

(1)
The effect to net income totals $8 million and is reported in the Consolidated Statements of Operations as follows: $(9) million in realized capital gains and losses, $12 million in net investment income, $(4) million in interest credited to contractholder funds and $9 million in life contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.
Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source, including situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider resulting in the price becoming stale or replaced with a broker quote whose inputs have not been corroborated to be market observable. This situation will result in the transfer of a security into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2018, 2017 or 2016.
Transfers into Level 3 during 2018, 2017 and 2016 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2018, 2017 and 2016 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

Valuation changes included in net income for Level 3 assets and liabilities held as of
	December 31,
($ in millions)	2018	2017	2016
Assets
Fixed income securities:
Municipal	$—	$(3)	$2
Corporate	—	1	2
Total fixed income securities	—	(2)	4
Equity securities	36	13	(32)
Free-standing derivatives, net	—	—	5
Other assets	—	(1)	—
Total recurring Level 3 assets	$36	$10	$(23)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$58	$—	$5
Total recurring Level 3 liabilities	$58	$—	$5

The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was held and determined to be in Level 3. These gains and losses total $94 million in 2018 and are reported as follows: $36 million in realized capital gains and losses, $63 million in interest credited to contractholder funds and $(5) million in life contract benefits. These gains and losses total $10 million in 2017 and are reported as follows: $(8) million in realized capital gains and losses, $19 million in net investment income, $(10) million in interest credited to contractholder funds and $9 million in life contract benefits. These gains and losses total $(18) million in 2016 and are reported as follows: $(36) million in realized capital gains and losses, $13 million in net investment income, $(4) million in interest credited to contractholder funds and $9 million in life contract benefits.
Financial assets

Carrying values and fair value estimates of financial instruments not carried at fair value
		December 31, 2018		December 31, 2017
($ in millions)	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	Level 3	$4,670	$4,703	$4,534	$4,732
Bank loans	Level 3	1,350	1,298	1,702	1,704
Agent loans	Level 3	620	617	538	536

Financial liabilities

Carrying values and fair value estimates of financial instruments not carried at fair value
		December 31, 2018		December 31, 2017
($ in millions)	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	Level 3	$9,250	$9,665	$10,367	$11,071
Long-term debt	Level 2	6,451	6,708	6,350	7,199
Liability for collateral	Level 2	1,458	1,458	1,124	1,124